N-4	Nov. 02, 2026 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	TIAA Separate Account VA-3
Entity Central Index Key	0001364783
Entity Investment Company Type	N-4
Document Period End Date	Nov. 02, 2026
Amendment Flag	false
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]
1) The section “Important information you should consider about the Contract - Fees, Expenses and Adjustments - Are there Ongoing Fees and Expenses (annual charges)?” is deleted in its entirety and replaced with the following:

Location in Prospectus
Are there Ongoing Fees and Expenses (annual charges)?	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. The fees and expenses in the table do not reflect any advisory fees you may elect to pay to financial intermediaries. Please refer to your plan documents for information about the specific fees you will pay each year based on the options you have elected.

	Annual Fee	Minimum	Maximum
	Base Contract (varies by Contract Levels P, 1–4)1	0.075%2	0.75%2	What are the charges and expenses of the Contract?
	Investment Options (Underlying Fund fees and expenses)	0.02%3	1.06%3	Appendix A—Funds available under the Contract
	Optional benefits available for an additional charge (for a single optional benefit, if elected)4	None	None	Transfers and access to your money
¹ A Level P Contract will have the lowest minimum Annual Base Contract Fee and a
Level 4 Contract will have the highest maximum Annual Base Contract Fee.

² As a percentage of average Accumulation. The contractual maximum fee is 2.00%.

³ As a percentage of fund assets (after contractual fee waiver/expense reimbursements, if applicable).

4 There is no charge for any elected optional benefit under your Contract.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.
This estimate assumes that you do not take withdrawals from the Contract.

Lowest Annual Costs: $95	Highest Annual Cost: $1,673

Assumes:

•
Investment of $100,000
•
5% annual appreciation
•
Least expensive combination of
Contract Levels1 and Underlying Fund
fees and expenses
•
No optional benefits
•
No sales charges or advisory fees
•
No additional purchase payments,
transfers or withdrawals

Assumes:

•
Investment of $100,000
•
5% annual appreciation
•
Most expensive combination of Contract
Levels,2 optional benefits3 and
Underlying Fund fees and expenses
•
No sales charges or advisory fees
•
No additional purchase payments,
transfers or withdrawals

1 Includes the lowest annual cost of a Contract Level, which is a Level P Contract.
2 Includes the highest annual cost of a Contract Level, which is a Level 4 Contract.
3 There is no charge for any elected optional benefit under your Contract.

Ongoing Fees and Expenses [Table Text Block]

Location in Prospectus
Are there Ongoing Fees and Expenses (annual charges)?	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. The fees and expenses in the table do not reflect any advisory fees you may elect to pay to financial intermediaries. Please refer to your plan documents for information about the specific fees you will pay each year based on the options you have elected.

	Annual Fee	Minimum	Maximum
	Base Contract (varies by Contract Levels P, 1–4)1	0.075%2	0.75%2	What are the charges and expenses of the Contract?
	Investment Options (Underlying Fund fees and expenses)	0.02%3	1.06%3	Appendix A—Funds available under the Contract
	Optional benefits available for an additional charge (for a single optional benefit, if elected)4	None	None	Transfers and access to your money
¹ A Level P Contract will have the lowest minimum Annual Base Contract Fee and a
Level 4 Contract will have the highest maximum Annual Base Contract Fee.

² As a percentage of average Accumulation. The contractual maximum fee is 2.00%.

³ As a percentage of fund assets (after contractual fee waiver/expense reimbursements, if applicable).

4 There is no charge for any elected optional benefit under your Contract.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.
This estimate assumes that you do not take withdrawals from the Contract.

Lowest Annual Costs: $95	Highest Annual Cost: $1,673

Assumes:

•
Investment of $100,000
•
5% annual appreciation
•
Least expensive combination of
Contract Levels1 and Underlying Fund
fees and expenses
•
No optional benefits
•
No sales charges or advisory fees
•
No additional purchase payments,
transfers or withdrawals

Assumes:

•
Investment of $100,000
•
5% annual appreciation
•
Most expensive combination of Contract
Levels,2 optional benefits3 and
Underlying Fund fees and expenses
•
No sales charges or advisory fees
•
No additional purchase payments,
transfers or withdrawals

1 Includes the lowest annual cost of a Contract Level, which is a Level P Contract.
2 Includes the highest annual cost of a Contract Level, which is a Level 4 Contract.
3 There is no charge for any elected optional benefit under your Contract.

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.075%	[1],[2]
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	0.75%	[1],[2]
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.02%	[3]
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.06%	[3]
Optional Benefits Minimum [Percent]	0.00%	[4]
Optional Benefits Maximum [Percent]	0.00%	[4]
Base Contract (N-4) Footnotes [Text Block]	A Level P Contract will have the lowest minimum Annual Base Contract Fee and a Level 4 Contract will have the highest maximum Annual Base Contract Fee.
Optional Benefits Footnotes [Text Block]	There is no charge for any elected optional benefit under your Contract.
Investment Options Footnotes [Text Block]	As a percentage of fund assets (after contractual fee waiver/expense reimbursements, if applicable).
Lowest and Highest Annual Cost [Table Text Block]

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.
This estimate assumes that you do not take withdrawals from the Contract.

Lowest Annual Costs: $95	Highest Annual Cost: $1,673

Assumes:

•
Investment of $100,000
•
5% annual appreciation
•
Least expensive combination of
Contract Levels1 and Underlying Fund
fees and expenses
•
No optional benefits
•
No sales charges or advisory fees
•
No additional purchase payments,
transfers or withdrawals

Assumes:

•
Investment of $100,000
•
5% annual appreciation
•
Most expensive combination of Contract
Levels,2 optional benefits3 and
Underlying Fund fees and expenses
•
No sales charges or advisory fees
•
No additional purchase payments,
transfers or withdrawals

1 Includes the lowest annual cost of a Contract Level, which is a Level P Contract.
2 Includes the highest annual cost of a Contract Level, which is a Level 4 Contract.
3 There is no charge for any elected optional benefit under your Contract.

Lowest Annual Cost [Dollars]	$ 95
Highest Annual Cost [Dollars]	$ 1,673
Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]
2) The section “Fee and Expense Tables - TRANSACTION EXPENSES” is deleted in its entirety and replaced with the following:

TRANSACTION EXPENSES

	Charge
Contracts	Level P	Level 1	Level 2	Level 3	Level 4
Sales load imposed on purchases (as a percentage of Premiums)	none	none	none	none	none
Deferred sales load (or surrender charge) (as a percentage of Premiums or amount surrendered, as applicable)	none	none	none	none	none
Exchange fee1	none	none	none	none	none
Retirement Plan Loan (Loan Origination Fee)2	$125	$125	$125	$125	$125
Retirement Plan Loan (Annual Maintenance Fee)2	$25	$25	$25	$25	$25

1.	We do not charge an exchange fee, but we reserve the right to administer and collect a redemption fee imposed by an Underlying Fund that may impose them.
2.	A Retirement Plan Loan includes a $75 one-time origination fee or $125 for a residential loan and a $25 annual maintenance fee.
3) The section “Fee and Expense Tables - ANNUAL CONTRACT EXPENSES” is deleted in its entirety and replaced with the following:

ANNUAL CONTRACT EXPENSES

Charge
Contract - Accumulation Expenses	Level P	Level 1	Level 2	Level 3	Level 4
Administrative Expense (Annual Account Fee)¹	none	none	none	none	none

Base Contract Expenses (as a percentage of average account value)	0.075%	0.10%	0.30%	0.45%	0.75%

Optional Benefit Expenses (as a percentage of average account value)¹	none	none	none	none	none

1.	We do not charge an annual account fee nor a fee for optional benefits. However, the Base Contract Expenses include an administrative expense charge

Charge
Contract - Payout Annuity Expenses	Level P	Level 1	Level 2	Level 3	Level 4
Administrative Expense (Annual Account Fee)¹	none	none	none	none	none

Base Contract Expenses (as a percentage of average account value)	0.34%	0.34%	0.34%	0.34%	0.34%

Optional Benefit Expenses (as a percentage of average account value)¹	none	none	none	none	none

1.	We do not charge an annual account fee nor a fee for optional benefits. However, the Base Contract Expenses include an administrative expense charge.

4) The section “Fee and Expense Tables - ANNUAL FUND EXPENSES” is deleted in its entirety and replaced with the following:
ANNUAL FUND EXPENSES

	Minimum	Maximum
Expenses that are deducted from fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses (before contractual fee waiver/expense reimbursements)	0.02%	4.29%
Expenses that are deducted from fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses (after contractual fee waiver/expense reimbursements)*	0.02%	1.06%
*	Certain funds’ expenses in this table are subject to a fee waiver or an expense reimbursement arrangement. Please see, “Appendix A—Funds available under the Contract” below for additional information.
5) In the section titled “Example” the following is added:
LEVEL P CONTRACT

Contract Value	1 year	3 years	5 years	10 years
Maximum If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$1,163	$3,626	$6,281	$13,862
Minimum
If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$97	$307	$537	$1,219
LEVEL 1 CONTRACT

Contract Value	1 year	3 years	5 years	10 years
Maximum If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$1,189	$3,705	$6,416	$14,151
Minimum
If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$123	$387	$678	$1,538
LEVEL 2 CONTRACT

Contract Value	1 year	3 years	5 years	10 years
Maximum If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$1,394	$4,335	$7,491	$16,434
Minimum
If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$328	$1,031	$1,801	$4,063
LEVEL 3 CONTRACT

Contract Value	1 year	3 years	5 years	10 years
Maximum If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$1,548	$4,805	$8,292	$18,117
Minimum
If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$482	$1,512	$2,636	$5,925

LEVEL 4 CONTRACT

Contract Value	1 year	3 years	5 years	10 years
Maximum If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$1,855	$5,743	$9,878	$21,411
Minimum If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$789	$2,469	$4,293	$9,569

Transaction Expenses [Table Text Block]

TRANSACTION EXPENSES

	Charge
Contracts	Level P	Level 1	Level 2	Level 3	Level 4
Sales load imposed on purchases (as a percentage of Premiums)	none	none	none	none	none
Deferred sales load (or surrender charge) (as a percentage of Premiums or amount surrendered, as applicable)	none	none	none	none	none
Exchange fee1	none	none	none	none	none
Retirement Plan Loan (Loan Origination Fee)2	$125	$125	$125	$125	$125
Retirement Plan Loan (Annual Maintenance Fee)2	$25	$25	$25	$25	$25

1.	We do not charge an exchange fee, but we reserve the right to administer and collect a redemption fee imposed by an Underlying Fund that may impose them.
2.	A Retirement Plan Loan includes a $75 one-time origination fee or $125 for a residential loan and a $25 annual maintenance fee.

Transfer Fee, Footnotes [Text Block]	We do not charge an exchange fee, but we reserve the right to administer and collect a redemption fee imposed by an Underlying Fund that may impose them.
Other Transaction Fee, Footnotes [Text Block]	A Retirement Plan Loan includes a $75 one-time origination fee or $125 for a residential loan and a $25 annual maintenance fee.
Annual Contract Expenses [Table Text Block]

ANNUAL CONTRACT EXPENSES

Charge
Contract - Accumulation Expenses	Level P	Level 1	Level 2	Level 3	Level 4
Administrative Expense (Annual Account Fee)¹	none	none	none	none	none

Base Contract Expenses (as a percentage of average account value)	0.075%	0.10%	0.30%	0.45%	0.75%

Optional Benefit Expenses (as a percentage of average account value)¹	none	none	none	none	none

1.	We do not charge an annual account fee nor a fee for optional benefits. However, the Base Contract Expenses include an administrative expense charge

Charge
Contract - Payout Annuity Expenses	Level P	Level 1	Level 2	Level 3	Level 4
Administrative Expense (Annual Account Fee)¹	none	none	none	none	none

Base Contract Expenses (as a percentage of average account value)	0.34%	0.34%	0.34%	0.34%	0.34%

Optional Benefit Expenses (as a percentage of average account value)¹	none	none	none	none	none

1.	We do not charge an annual account fee nor a fee for optional benefits. However, the Base Contract Expenses include an administrative expense charge.

Administrative Expense, Footnotes [Text Block]	We do not charge an annual account fee nor a fee for optional benefits. However, the Base Contract Expenses include an administrative expense charge
Optional Benefit Expense, Footnotes [Text Block]	We do not charge an annual account fee nor a fee for optional benefits. However, the Base Contract Expenses include an administrative expense charge.
Annual Portfolio Company Expenses [Table Text Block]
ANNUAL FUND EXPENSES

	Minimum	Maximum
Expenses that are deducted from fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses (before contractual fee waiver/expense reimbursements)	0.02%	4.29%
Expenses that are deducted from fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses (after contractual fee waiver/expense reimbursements)*	0.02%	1.06%
*	Certain funds’ expenses in this table are subject to a fee waiver or an expense reimbursement arrangement. Please see, “Appendix A—Funds available under the Contract” below for additional information.

Portfolio Company Expenses, Footnotes [Text Block]	Certain funds’ expenses in this table are subject to a fee waiver or an expense reimbursement arrangement. Please see, “Appendix A—Funds available under the Contract” below for additional information.
Surrender Example [Table Text Block]
LEVEL P CONTRACT

Contract Value	1 year	3 years	5 years	10 years
Maximum If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$1,163	$3,626	$6,281	$13,862
Minimum
If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$97	$307	$537	$1,219
LEVEL 1 CONTRACT

Contract Value	1 year	3 years	5 years	10 years
Maximum If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$1,189	$3,705	$6,416	$14,151
Minimum
If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$123	$387	$678	$1,538
LEVEL 2 CONTRACT

Contract Value	1 year	3 years	5 years	10 years
Maximum If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$1,394	$4,335	$7,491	$16,434
Minimum
If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$328	$1,031	$1,801	$4,063
LEVEL 3 CONTRACT

Contract Value	1 year	3 years	5 years	10 years
Maximum If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$1,548	$4,805	$8,292	$18,117
Minimum
If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$482	$1,512	$2,636	$5,925

LEVEL 4 CONTRACT

Contract Value	1 year	3 years	5 years	10 years
Maximum If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$1,855	$5,743	$9,878	$21,411
Minimum If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$789	$2,469	$4,293	$9,569

Annuitize Example [Table Text Block]
LEVEL P CONTRACT

Contract Value	1 year	3 years	5 years	10 years
Maximum If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$1,163	$3,626	$6,281	$13,862
Minimum
If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$97	$307	$537	$1,219
LEVEL 1 CONTRACT

Contract Value	1 year	3 years	5 years	10 years
Maximum If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$1,189	$3,705	$6,416	$14,151
Minimum
If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$123	$387	$678	$1,538
LEVEL 2 CONTRACT

Contract Value	1 year	3 years	5 years	10 years
Maximum If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$1,394	$4,335	$7,491	$16,434
Minimum
If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$328	$1,031	$1,801	$4,063
LEVEL 3 CONTRACT

Contract Value	1 year	3 years	5 years	10 years
Maximum If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$1,548	$4,805	$8,292	$18,117
Minimum
If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$482	$1,512	$2,636	$5,925

LEVEL 4 CONTRACT

Contract Value	1 year	3 years	5 years	10 years
Maximum If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$1,855	$5,743	$9,878	$21,411
Minimum If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$789	$2,469	$4,293	$9,569

No Surrender Example [Table Text Block]
LEVEL P CONTRACT

Contract Value	1 year	3 years	5 years	10 years
Maximum If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$1,163	$3,626	$6,281	$13,862
Minimum
If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$97	$307	$537	$1,219
LEVEL 1 CONTRACT

Contract Value	1 year	3 years	5 years	10 years
Maximum If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$1,189	$3,705	$6,416	$14,151
Minimum
If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$123	$387	$678	$1,538
LEVEL 2 CONTRACT

Contract Value	1 year	3 years	5 years	10 years
Maximum If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$1,394	$4,335	$7,491	$16,434
Minimum
If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$328	$1,031	$1,801	$4,063
LEVEL 3 CONTRACT

Contract Value	1 year	3 years	5 years	10 years
Maximum If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$1,548	$4,805	$8,292	$18,117
Minimum
If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$482	$1,512	$2,636	$5,925

LEVEL 4 CONTRACT

Contract Value	1 year	3 years	5 years	10 years
Maximum If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$1,855	$5,743	$9,878	$21,411
Minimum If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$789	$2,469	$4,293	$9,569

Item 10. Benefits Available [Line Items]
Optional Benefit Expense, Footnotes [Text Block]	We do not charge an annual account fee nor a fee for optional benefits. However, the Base Contract Expenses include an administrative expense charge.
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]
10) The section “Appendix A-Funds Available Under the Contract” is updated as follows:

a.	References to “Teachers Advisors, LLC” are hereby deleted and replaced with “Nuveen Fund Advisors, LLC (Investment adviser) and Nuveen Asset Management, LLC (Subadviser).”

b.	Current expenses for the Lazard International Equity Portfolio (R6 Class) are 0.80%.

c.	The following are added to the table:

Type	Funds and Adviser/Subadviser	Current Expenses	Average Annual Total Returns 12/31/25
			One Year	Five Year	Ten Year
Specialty	Cohen & Steers Institutional Realty Shares (Institutional Class) Cohen & Steers Capital Management Inc.	0.75%	3.09%	5.77%	6.48%
Equity	Vanguard® International Core Stock Fund (Admiral Shares) Wellington Management Company LLP	0.38%	38.51%	11.48%	11.99%

Variable Option [Line Items]
Portfolio Companies [Table Text Block]
c.	The following are added to the table:

Type	Funds and Adviser/Subadviser	Current Expenses	Average Annual Total Returns 12/31/25
			One Year	Five Year	Ten Year
Specialty	Cohen & Steers Institutional Realty Shares (Institutional Class) Cohen & Steers Capital Management Inc.	0.75%	3.09%	5.77%	6.48%
Equity	Vanguard® International Core Stock Fund (Admiral Shares) Wellington Management Company LLP	0.38%	38.51%	11.48%	11.99%

C000032692 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	Cohen & Steers Institutional Realty Shares (Institutional Class)
Portfolio Company Adviser [Text Block]	Cohen & Steers Capital Management Inc.
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	3.09%
Average Annual Total Returns, 5 Years [Percent]	5.77%
Average Annual Total Returns, 10 Years [Percent]	6.48%
C000214946 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Vanguard® International Core Stock Fund (Admiral Shares)
Portfolio Company Adviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	38.51%
Average Annual Total Returns, 5 Years [Percent]	11.48%
Average Annual Total Returns, 10 Years [Percent]	11.99%
Level One [Member]
Item 4. Fee Table [Line Items]
Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Current [Percent]	0.00%
Transfer Fee, Current [Dollars]	$ 0	[5]
Surrender Expense, 1 Year, Maximum [Dollars]	1,189
Surrender Expense, 1 Year, Minimum [Dollars]	123
Surrender Expense, 3 Years, Maximum [Dollars]	3,705
Surrender Expense, 3 Years, Minimum [Dollars]	387
Surrender Expense, 5 Years, Maximum [Dollars]	6,416
Surrender Expense, 5 Years, Minimum [Dollars]	678
Surrender Expense, 10 Years, Maximum [Dollars]	14,151
Surrender Expense, 10 Years, Minimum [Dollars]	1,538
Annuitized Expense, 1 Year, Maximum [Dollars]	1,189
Annuitized Expense, 1 Year, Minimum [Dollars]	123
Annuitized Expense, 3 Years, Maximum [Dollars]	3,705
Annuitized Expense, 3 Years, Minimum [Dollars]	387
Annuitized Expense, 5 Years, Maximum [Dollars]	6,416
Annuitized Expense, 5 Years, Minimum [Dollars]	678
Annuitized Expense, 10 Years, Maximum [Dollars]	14,151
Annuitized Expense, 10 Years, Minimum [Dollars]	1,538
No Surrender Expense, 1 Year, Maximum [Dollars]	1,189
No Surrender Expense, 1 Year, Minimum [Dollars]	123
No Surrender Expense, 3 Years, Maximum [Dollars]	3,705
No Surrender Expense, 3 Years, Minimum [Dollars]	387
No Surrender Expense, 5 Years, Maximum [Dollars]	6,416
No Surrender Expense, 5 Years, Minimum [Dollars]	678
No Surrender Expense, 10 Years, Maximum [Dollars]	14,151
No Surrender Expense, 10 Years, Minimum [Dollars]	1,538
Level One [Member] | Loan Origination Fee [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee, Current [Dollars]	125	[6]
Level One [Member] | Annual Maintenance Fee [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee, Current [Dollars]	$ 25	[6]
Level Two [Member]
Item 4. Fee Table [Line Items]
Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Current [Percent]	0.00%
Transfer Fee, Current [Dollars]	$ 0	[5]
Surrender Expense, 1 Year, Maximum [Dollars]	1,394
Surrender Expense, 1 Year, Minimum [Dollars]	328
Surrender Expense, 3 Years, Maximum [Dollars]	4,335
Surrender Expense, 3 Years, Minimum [Dollars]	1,031
Surrender Expense, 5 Years, Maximum [Dollars]	7,491
Surrender Expense, 5 Years, Minimum [Dollars]	1,801
Surrender Expense, 10 Years, Maximum [Dollars]	16,434
Surrender Expense, 10 Years, Minimum [Dollars]	4,063
Annuitized Expense, 1 Year, Maximum [Dollars]	1,394
Annuitized Expense, 1 Year, Minimum [Dollars]	328
Annuitized Expense, 3 Years, Maximum [Dollars]	4,335
Annuitized Expense, 3 Years, Minimum [Dollars]	1,031
Annuitized Expense, 5 Years, Maximum [Dollars]	7,491
Annuitized Expense, 5 Years, Minimum [Dollars]	1,801
Annuitized Expense, 10 Years, Maximum [Dollars]	16,434
Annuitized Expense, 10 Years, Minimum [Dollars]	4,063
No Surrender Expense, 1 Year, Maximum [Dollars]	1,394
No Surrender Expense, 1 Year, Minimum [Dollars]	328
No Surrender Expense, 3 Years, Maximum [Dollars]	4,335
No Surrender Expense, 3 Years, Minimum [Dollars]	1,031
No Surrender Expense, 5 Years, Maximum [Dollars]	7,491
No Surrender Expense, 5 Years, Minimum [Dollars]	1,801
No Surrender Expense, 10 Years, Maximum [Dollars]	16,434
No Surrender Expense, 10 Years, Minimum [Dollars]	4,063
Level Two [Member] | Loan Origination Fee [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee, Current [Dollars]	125	[6]
Level Two [Member] | Annual Maintenance Fee [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee, Current [Dollars]	$ 25	[6]
Level Three [Member]
Item 4. Fee Table [Line Items]
Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Current [Percent]	0.00%
Transfer Fee, Current [Dollars]	$ 0	[5]
Surrender Expense, 1 Year, Maximum [Dollars]	1,548
Surrender Expense, 1 Year, Minimum [Dollars]	482
Surrender Expense, 3 Years, Maximum [Dollars]	4,805
Surrender Expense, 3 Years, Minimum [Dollars]	1,512
Surrender Expense, 5 Years, Maximum [Dollars]	8,292
Surrender Expense, 5 Years, Minimum [Dollars]	2,636
Surrender Expense, 10 Years, Maximum [Dollars]	18,117
Surrender Expense, 10 Years, Minimum [Dollars]	5,925
Annuitized Expense, 1 Year, Maximum [Dollars]	1,548
Annuitized Expense, 1 Year, Minimum [Dollars]	482
Annuitized Expense, 3 Years, Maximum [Dollars]	4,805
Annuitized Expense, 3 Years, Minimum [Dollars]	1,512
Annuitized Expense, 5 Years, Maximum [Dollars]	8,292
Annuitized Expense, 5 Years, Minimum [Dollars]	2,636
Annuitized Expense, 10 Years, Maximum [Dollars]	18,117
Annuitized Expense, 10 Years, Minimum [Dollars]	5,925
No Surrender Expense, 1 Year, Maximum [Dollars]	1,548
No Surrender Expense, 1 Year, Minimum [Dollars]	482
No Surrender Expense, 3 Years, Maximum [Dollars]	4,805
No Surrender Expense, 3 Years, Minimum [Dollars]	1,512
No Surrender Expense, 5 Years, Maximum [Dollars]	8,292
No Surrender Expense, 5 Years, Minimum [Dollars]	2,636
No Surrender Expense, 10 Years, Maximum [Dollars]	18,117
No Surrender Expense, 10 Years, Minimum [Dollars]	5,925
Level Three [Member] | Loan Origination Fee [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee, Current [Dollars]	125	[6]
Level Three [Member] | Annual Maintenance Fee [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee, Current [Dollars]	$ 25	[6]
Level Four [Member]
Item 4. Fee Table [Line Items]
Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Current [Percent]	0.00%
Transfer Fee, Current [Dollars]	$ 0	[5]
Surrender Expense, 1 Year, Maximum [Dollars]	1,855
Surrender Expense, 1 Year, Minimum [Dollars]	789
Surrender Expense, 3 Years, Maximum [Dollars]	5,743
Surrender Expense, 3 Years, Minimum [Dollars]	2,469
Surrender Expense, 5 Years, Maximum [Dollars]	9,878
Surrender Expense, 5 Years, Minimum [Dollars]	4,293
Surrender Expense, 10 Years, Maximum [Dollars]	21,411
Surrender Expense, 10 Years, Minimum [Dollars]	9,569
Annuitized Expense, 1 Year, Maximum [Dollars]	1,855
Annuitized Expense, 1 Year, Minimum [Dollars]	789
Annuitized Expense, 3 Years, Maximum [Dollars]	5,743
Annuitized Expense, 3 Years, Minimum [Dollars]	2,469
Annuitized Expense, 5 Years, Maximum [Dollars]	9,878
Annuitized Expense, 5 Years, Minimum [Dollars]	4,293
Annuitized Expense, 10 Years, Maximum [Dollars]	21,411
Annuitized Expense, 10 Years, Minimum [Dollars]	9,569
No Surrender Expense, 1 Year, Maximum [Dollars]	1,855
No Surrender Expense, 1 Year, Minimum [Dollars]	789
No Surrender Expense, 3 Years, Maximum [Dollars]	5,743
No Surrender Expense, 3 Years, Minimum [Dollars]	2,469
No Surrender Expense, 5 Years, Maximum [Dollars]	9,878
No Surrender Expense, 5 Years, Minimum [Dollars]	4,293
No Surrender Expense, 10 Years, Maximum [Dollars]	21,411
No Surrender Expense, 10 Years, Minimum [Dollars]	9,569
Level Four [Member] | Loan Origination Fee [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee, Current [Dollars]	125	[6]
Level Four [Member] | Annual Maintenance Fee [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee, Current [Dollars]	$ 25	[6]
Before contractual fee waiver expense reimbursements [Member]
Item 4. Fee Table [Line Items]
Portfolio Company Expenses [Text Block]	Expenses that are deducted from fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses (before contractual fee waiver/expense reimbursements)
Portfolio Company Expenses Before Waivers and Reimbursement Minimum [Percent]	0.02%
Portfolio Company Expenses Before Waivers and Reimbursement Maximum [Percent]	4.29%
After contractual fee waiver expense reimbursements [Member]
Item 4. Fee Table [Line Items]
Portfolio Company Expenses [Text Block]	Expenses that are deducted from fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses (after contractual fee waiver/expense reimbursements)*
Portfolio Company Expenses After Waivers and Reimbursement Minimum [Percent]	0.02%	[7]
Portfolio Company Expenses After Waivers and Reimbursement Maximum [Percent]	1.06%	[7]
Level P [Member]
Item 4. Fee Table [Line Items]
Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Current [Percent]	0.00%
Transfer Fee, Current [Dollars]	$ 0	[5]
Surrender Expense, 1 Year, Maximum [Dollars]	1,163
Surrender Expense, 1 Year, Minimum [Dollars]	97
Surrender Expense, 3 Years, Maximum [Dollars]	3,626
Surrender Expense, 3 Years, Minimum [Dollars]	307
Surrender Expense, 5 Years, Maximum [Dollars]	6,281
Surrender Expense, 5 Years, Minimum [Dollars]	537
Surrender Expense, 10 Years, Maximum [Dollars]	13,862
Surrender Expense, 10 Years, Minimum [Dollars]	1,219
Annuitized Expense, 1 Year, Maximum [Dollars]	1,163
Annuitized Expense, 1 Year, Minimum [Dollars]	97
Annuitized Expense, 3 Years, Maximum [Dollars]	3,626
Annuitized Expense, 3 Years, Minimum [Dollars]	307
Annuitized Expense, 5 Years, Maximum [Dollars]	6,281
Annuitized Expense, 5 Years, Minimum [Dollars]	537
Annuitized Expense, 10 Years, Maximum [Dollars]	13,862
Annuitized Expense, 10 Years, Minimum [Dollars]	1,219
No Surrender Expense, 1 Year, Maximum [Dollars]	1,163
No Surrender Expense, 1 Year, Minimum [Dollars]	97
No Surrender Expense, 3 Years, Maximum [Dollars]	3,626
No Surrender Expense, 3 Years, Minimum [Dollars]	307
No Surrender Expense, 5 Years, Maximum [Dollars]	6,281
No Surrender Expense, 5 Years, Minimum [Dollars]	537
No Surrender Expense, 10 Years, Maximum [Dollars]	13,862
No Surrender Expense, 10 Years, Minimum [Dollars]	1,219
Level P [Member] | Loan Origination Fee [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee, Current [Dollars]	125	[6]
Level P [Member] | Annual Maintenance Fee [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee, Current [Dollars]	25	[6]
Accumulation Expenses [Member] | Level One [Member]
Item 4. Fee Table [Line Items]
Administrative Expense, Current [Dollars]	$ 0	[8]
Base Contract Expense (of Average Account Value), Current [Percent]	0.10%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[8]
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[8]
Accumulation Expenses [Member] | Level Two [Member]
Item 4. Fee Table [Line Items]
Administrative Expense, Current [Dollars]	$ 0	[8]
Base Contract Expense (of Average Account Value), Current [Percent]	0.30%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[8]
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[8]
Accumulation Expenses [Member] | Level Three [Member]
Item 4. Fee Table [Line Items]
Administrative Expense, Current [Dollars]	$ 0	[8]
Base Contract Expense (of Average Account Value), Current [Percent]	0.45%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[8]
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[8]
Accumulation Expenses [Member] | Level Four [Member]
Item 4. Fee Table [Line Items]
Administrative Expense, Current [Dollars]	$ 0	[8]
Base Contract Expense (of Average Account Value), Current [Percent]	0.75%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[8]
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[8]
Accumulation Expenses [Member] | Level P [Member]
Item 4. Fee Table [Line Items]
Administrative Expense, Current [Dollars]	$ 0	[8]
Base Contract Expense (of Average Account Value), Current [Percent]	0.075%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[8]
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[8]
Payout Annuity Expenses [Member] | Level One [Member]
Item 4. Fee Table [Line Items]
Administrative Expense, Current [Dollars]	$ 0	[9]
Base Contract Expense (of Average Account Value), Current [Percent]	0.34%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[9]
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[9]
Payout Annuity Expenses [Member] | Level Two [Member]
Item 4. Fee Table [Line Items]
Administrative Expense, Current [Dollars]	$ 0	[9]
Base Contract Expense (of Average Account Value), Current [Percent]	0.34%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[9]
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[9]
Payout Annuity Expenses [Member] | Level Three [Member]
Item 4. Fee Table [Line Items]
Administrative Expense, Current [Dollars]	$ 0	[9]
Base Contract Expense (of Average Account Value), Current [Percent]	0.34%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[9]
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[9]
Payout Annuity Expenses [Member] | Level Four [Member]
Item 4. Fee Table [Line Items]
Administrative Expense, Current [Dollars]	$ 0	[9]
Base Contract Expense (of Average Account Value), Current [Percent]	0.34%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[9]
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[9]
Payout Annuity Expenses [Member] | Level P [Member]
Item 4. Fee Table [Line Items]
Administrative Expense, Current [Dollars]	$ 0	[9]
Base Contract Expense (of Average Account Value), Current [Percent]	0.34%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[9]
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[9]

[1]	A Level P Contract will have the lowest minimum Annual Base Contract Fee and a Level 4 Contract will have the highest maximum Annual Base Contract Fee.
[2]	As a percentage of average Accumulation. The contractual maximum fee is 2.00%.
[3]	As a percentage of fund assets (after contractual fee waiver/expense reimbursements, if applicable).
[4]	There is no charge for any elected optional benefit under your Contract.
[5]	No, the Contract does not impose a transfer charge but the Underlying Funds may impose transfer fees. Further, loan fees may apply if your employer’s plan provides for loans and you request one.
[6]	A Retirement Plan Loan includes a $75 one-time origination fee or $125 for a residential loan and a $25 annual maintenance fee.
[7]	Certain funds’ expenses in this table are subject to a fee waiver or an expense reimbursement arrangement. Please see, “Appendix A—Funds available under the Contract” below for additional information.
[8]	We do not charge an annual account fee nor a fee for optional benefits. However, the Base Contract Expenses include an administrative expense charge
[9]	We do not charge an annual account fee nor a fee for optional benefits. However, the Base Contract Expenses include an administrative expense charge.